Loans and other receivables from credit institutions (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Brazilian Real	R$ 27,299,731	R$ 23,885,181
U.S. Dollar	2,235,826	775,000
Euro	643,491	1,064,428
Total	R$ 30,179,048	R$ 25,724,609